Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 132,783	$ 335,844
Restricted cash	3,843	3,837
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 136,626	$ 339,681	$ 48,762	$ 89,856